Investments in Equity Method Investees [Text Block] (Tables)	6 Months Ended
Sep. 30, 2017
Morgan Stanley [Member]
Summarized Operating Results of Morgan Stanley [Table Text Block]

	2016	2017
	(in billions)
Net revenues	¥1,876	¥2,077
Total non-interest expenses	1,364	1,508
Income from continuing operations before income taxes	512	569
Net income applicable to Morgan Stanley	335	393